UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04653

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

Jennifer L. Butler

The American Funds Tax-Exempt Series I

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Tax-Exempt Fund of Maryland® Investment portfolio October 31, 2013 unaudited

Bonds, notes & other debt instruments 91.41%
Maryland 82.09%	Principal amount	Value
State issuers 43.92%	(000)	(000)

Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$1,505	$1,506
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
Series 2007-A, AMT, 4.85% 2037	1,300	1,286
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	930	961
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series I, AMT, 6.00% 2041	485	509
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds,
Series D, AMT, 4.65% 2022	1,000	1,026
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Housing Rev. Bonds,
Series 2011-B, 4.00% 2027	1,650	1,748
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,051
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,294
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	729
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	255
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.80% 2038	3,000	3,087
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.875% 2043	950	970
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,052
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,044
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,024
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project),
Series 2011, 5.00% 2018	3,000	3,457
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,010	1,030
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	935
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	2,737
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	269
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	421
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	369
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	683
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	326
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	160
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	237
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,307
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	$3,000	$3,562
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023	3,000	3,465
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,670
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,346
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions
Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	868
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue),
Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,066
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated
Group Issue), Series 2012-D, 0.949% 2038 (put 2017)[1]	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	1,017
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,515
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue),
Series 2012-A, 5.00% 2037	1,500	1,506
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue),
Series 2008-A, 5.00% 2018	2,000	2,360
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	762
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,149
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	484
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	989
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,935
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,024
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue),
Series 2007-A, 5.00% 2032	2,000	1,963
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue),
Series 2012, 5.00% 2031	1,000	990
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2016	1,200	1,332
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2021	1,000	1,061
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2036	1,750	1,755
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2006-A, 5.00% 2036	1,000	1,002
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.00% 2034	1,000	1,012
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.25% 2024	1,240	1,347
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2033	1,595	1,635
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2038	1,000	1,011
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 4.00% 2034	1,000	874
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 5.00% 2021	800	916
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 5.00% 2027	400	428
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue),
Series 2010, 6.125% 2030	1,750	1,863
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	$1,000	$ 976
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	1,500	1,426
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue),
Series 2012A, 4.00% 2038	1,000	824
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue),
Series 2012A, 4.25% 2032	1,000	910
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,060
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,528
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,034
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2029	1,000	1,035
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2047	1,000	988
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,025
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,922
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,000	1,044
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,650
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,097
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	932
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,504
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,318
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,612
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	2,000	2,114
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,795
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,172
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International
Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	2,000	2,300
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International
Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2023	3,720	4,242
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International
Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2019	1,000	1,099
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International
Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2020	1,515	1,642
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,815
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	3,000	3,545
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,184
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty
Municipal insured, 5.00% 2021	3,000	3,405
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,766
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,572
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,157
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,154
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,054
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	1,480	1,574
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018 (preref. 2015)	520	555
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,866
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,425
		145,704

Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers 38.17%	(000)	(000)

City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	$2,000	$2,008
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,930	2,063
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,357	1,416
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2022	500	575
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2023	225	258
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2032	1,000	1,047
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,755
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	566
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,663
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,205
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,249
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,445
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,322
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	1,500	1,580
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,125
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033 (preref. 2016)	700	780
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020 (preref. 2016)	1,000	1,128
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,715
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	1,990
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds,
Series 2006-A, XLCA insured, 5.25% 2018	1,000	1,046
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds,
Series 2006-A, XLCA insured, 5.25% 2019	1,000	1,040
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds,
Series 2006-A, XLCA insured, 5.25% 2023	1,000	1,005
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds,
Series 2008-A, 5.00% 2020	2,315	2,676
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects),
Series 2005-B, National insured, 5.00% 2021 (preref. 2015)	1,030	1,111
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects),
Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,623
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects),
Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,230
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	1,000	1,029
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2029	1,500	1,646
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A,
FGIC-National insured, 6.00% 2015	560	589
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,248
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement
Bonds of 2009, Series B, 4.25% 2028	1,000	1,026
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,367
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,180
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,226
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,664
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,124
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	2,000	2,018
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2026	1,000	1,007
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2036	2,500	2,352
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2009-B, 6.00% 2023	1,750	1,882
Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020 (preref. 2015)	$1,000	$ 1,080
Howard County Housing Commission Rev. Bonds (Oakland Mills Project), Series 2013, 5.00% 2028	1,500	1,522
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,425
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,526
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2004-A, 4.65% 2030	2,670	2,677
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.55% 2027	2,000	2,012
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.625% 2032	765	755
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.70% 2037	1,350	1,303
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds,
Series 2013-A, 4.00% 2031	4,000	4,250
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Ref. Bonds,
Series 2012-A, 5.00% 2043	1,000	1,121
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
Series 2007-D, AMT, 5.50% 2038	355	361
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,151
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,560
Montgomery County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,206
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,312
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,618
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,615
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2040	1,000	1,016
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,570	1,572
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A,
RADIAN insured, 5.375% 2020	685	688
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A,
RADIAN insured, 6.70% 2027	1,500	1,507
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized – Windsor Crossing
Apartments Project), Series 2002-A, AMT, 5.00% 2023	930	945
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021 (preref. 2017)	2,000	2,315
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,095
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,051	1,058
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	5,500	5,411
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.50% 2017	725	778
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.60% 2021	1,660	1,728
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,545	1,575
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2026	1,000	1,037
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,563	3,294
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	645
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public
Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,637
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds
of 1997, 5.75% 2017	1,510	1,783
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply
Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,075
		126,632
Bonds, notes & other debt instruments
	Principal amount	Value
District of Columbia 1.36%	(000)	(000)

Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	$2,000	$ 2,292
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,206
		4,498
Guam 2.11%

A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,250	1,306
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	500	566
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	600	619
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	536
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,638
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	810	827
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	1,000	1,007
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	489
		6,988
Puerto Rico 5.37%

Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	2,150	1,577
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	1,250	977
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	500	443
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	500	431
Electric Power Auth., Power Rev. Bonds, Series XX, 5.25% 2040	500	367
Electric Power Auth., Power Rev. Ref. Bonds, Series CCC, 5.25% 2027	750	566
Electric Power Auth., Power Rev. Ref. Bonds, Series TT, 5.00% 2027	500	367
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.686% 2029[1]	1,500	924
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	804
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	500	498
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	500	337
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,300	2,178
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	57
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,121
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	535	633
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,199
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2037	375	307
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,260	988
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	423
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	1,000	893
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-A-1, 5.00% 2043	500	374
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	400	344
		17,808
Virgin Islands 0.48%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	557
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2013-A, 5.00% 2018	500	560
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	500	492
		1,609

Total bonds, notes & other debt instruments (cost: $296,878,000)		303,239

	Principal amount	Value
Short-term securities 7.27%	(000)	(000)

Econ. Dev. Corp., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Project), Series 2008-A, 0.07% 2043[1]	$ 500	$ 500
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2007-A, Wachovia LOC, 0.10% 2034[1]	1,050	1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue),
Series 2008-D, TD Bank LOC, 0.05% 2041[1]	8,950	8,950
Health and Higher Educational Facs. Auth. Rev. Bonds, Pooled Loan Program Issue, Series 1985-A/B,
JPMorgan Chase LOC, 0.07% 2035[1]	5,300	5,300
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.07% 2026[1]	2,175	2,175
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.07% 2026[1]	6,125	6,125
Total short-term securities (cost: $24,100,000)		24,100
Total investment securities (cost: $320,978,000)		327,339
Other assets less liabilities		4,384
Net assets		$331,723

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 12,238
Gross unrealized depreciation on investment securities	(5,880)
Net unrealized appreciation on investment securities	6,358
Cost of investment securities for federal income tax purposes	320,981

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

The Tax-Exempt Fund of Virginia® Investment portfolio October 31, 2013 unaudited

Bonds, notes & other debt instruments 91.29%
Virginia 78.56%	Principal amount	Value
State issuers 29.76%	(000)	(000)

Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project),
Series 2009, 5.00% 2021	$1,000	$1,195
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2009-A, 5.00% 2029	1,000	1,091
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2012-A, 5.00% 2023	2,000	2,374
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs),
Series 2009-E-2, 5.00% 2023	3,000	3,605
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.25% 2029	2,000	2,171
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2016	685	771
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2020	1,000	1,156
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2028	2,500	2,723
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
Series 2001, 5.375% 2021	1,000	1,168
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
Series 2001, 5.75% 2034	1,000	1,208
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,119
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,416
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-A, 5.00% 2027	1,000	1,120
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-B, 5.00% 2023	1,545	1,844
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-B, 5.00% 2024	1,000	1,171
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	6,500	7,417
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2033	1,295	1,387
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,402
G.O. Bonds, Series 2006-B, 5.00% 2014	1,875	1,927
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,296
G.O. Bonds, Series 2006-B, 5.00% 2014 (escrowed to maturity)	125	129
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	2,005
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway
Express Project), Series 1998, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,009
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2005-A, AMT,
Assured Guaranty Municipal insured, 5.25% 2020 (preref. 2015)	1,000	1,081
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT,
Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,136
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	1,000
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,057
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,128
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,024
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,082
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,338
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	$2,000	$2,220
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,893
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,000	2,395
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	15	16
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,224
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,155
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,067
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,166
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,166
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,193
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	946
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,172
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,317
Public School Auth., School Fncg. Bonds (1997 Resolution), Series D, 5.00% 2018 (preref. 2015)	1,985	2,147
Public School Auth., Special Obligation Fncg. Bonds (Montgomery County), Series 2011, 5.00% 2022	1,000	1,176
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021 (preref. 2017)	2,610	3,008
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023 (preref. 2017)	2,500	2,882
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,659
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	1,986
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,685
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,660
Resources Auth., Infrastructure and State Moral Obligation Rev. Bonds (Pooled Fncg. Program),
Series 2011-A, 5.00% 2024	1,450	1,666
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	50	50
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	981
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,474
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,106
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,243
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	40	40
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	200	200
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	30	30
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	55	55
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	165	165
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	1,510	1,510
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,371
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,711
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,102
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,050
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,162
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,136
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,089
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project),
Series 2012, AMT, 5.50% 2042	2,500	2,502
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.50% 2026 (preref. 2014)	2,085	2,205
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,167
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-B-1, 5.00% 2047	3,255	2,096
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,221
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,117
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,108
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	1,000	1,022
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series A, Assured Guaranty
Municipal insured, 5.15% 2020	$1,000	$ 1,178
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty
Municipal insured, 5.00% 2023 (preref. 2015)	2,015	2,173
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2026	1,000	1,083
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2030	1,200	1,249
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,431
		137,376
City & county issuers 48.80%

Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. Ref. Bonds (Albemarle County Project),
Series 2011, 5.00% 2022	2,955	3,459
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,916
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	938
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 0.85% 2027 (put 2014)	2,000	1,999
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 1.875% 2027 (put 2015)	1,000	1,005
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project),
Series 2003-A, AMT, 0.85% 2023 (put 2014)	500	500
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,712
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,283
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	1,984
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	2,660	2,991
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington
Health System), Series 2010, 4.25% 2024	415	428
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington
Health System), Series 2010, 5.00% 2031	6,355	6,494
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	585	678
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	694
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.),
Series 2007, 5.00% 2027	1,000	1,024
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,525	2,368
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,183
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,072
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C,
Assured Guaranty insured, 5.00% 2042	2,500	2,542
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project
at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,025	1,130
Econ. Dev. Auth. of Henrico County, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2,
Assured Guaranty insured, 5.25% 2042	2,000	2,063
Econ. Dev. Auth. of the City of Lynchburg, Educational Facs. Rev. Bonds (Lynchburg College),
Series 2013, 5.00% 2043	500	481
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects),
Series 2005, 5.00% 2024 (preref. 2015)	3,000	3,172
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027 (preref. 2015)	1,640	1,735
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration
Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,730
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,134
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated),
Series 2007, 5.125% 2037	2,000	2,009

Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	$2,000	$2,034
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	2,500	2,501
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2024	1,500	1,682
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2036	1,250	1,293
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2012, 5.00% 2037	2,000	2,064
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project),
Series 2012-A, 5.00% 2035	1,000	1,031
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-A, 5.25% 2026	1,000	1,088
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-A, 5.50% 2035	3,000	3,194
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-C, 5.00% 2025	1,500	1,628
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.25% 2019	2,500	2,872
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,153
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project),
Series 2007, AMT, 4.75% 2038	3,775	3,522
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,495
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,177
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,208
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,865
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,149
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,134
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System
Obligated Group), Series 2007, 5.00% 2015	1,500	1,572
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group),
Series 2006, 5.25% 2025	1,000	1,023
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,366	1,908
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,862
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	616
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,221
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,133
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,128
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2038	1,000	1,041
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 4.00% 2022	1,145	1,029
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2047	985	793
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital),
Series 2006, AMBAC insured, 4.00% 2018	1,170	1,251
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare),
Series 2012-B, 5.00% 2043	1,500	1,532
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,600
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian
Home), Series 2013-B, 6.50% 2039	1,000	1,002
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	597
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,862
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	597
Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury
of Richmond), Series 2006, 5.00% 2027	$1,000	$1,015
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury
of Richmond), Series 2006, 5.00% 2035	1,850	1,839
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2021	1,000	1,050
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2023	860	881
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025 (preref. 2016)	2,945	3,272
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,161
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	1,155
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024	1,000	1,196
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries
of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	2,925	2,940
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	299	299
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, Assured Guaranty
Municipal insured, 5.00% 2021	1,000	1,102
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds (Williamsburg
Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,195
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds (Williamsburg
Landing, Inc.), Series 2005, 5.50% 2034	750	699
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 2012, 4.25% 2026	1,000	898
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-A, 6.00% 2024	2,000	2,013
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	556
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	1,000	1,181
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,182
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and
Power Co. Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,024
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and
Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,075
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project),
Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,452
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	469
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,124
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,233
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,177
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects),
Series 2008, 5.00% 2020	1,755	1,976
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects),
Series 2008, 5.00% 2029	1,155	1,207
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,320
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,179	1,367
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,227
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,262
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024 (preref. 2016)	1,085	1,216
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,382
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,037
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	2,064
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,133
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Ref. Bonds (Virginia Capital Projects),
Series 2007, AMBAC insured, 5.00% 2020	1,110	1,211
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group – Prince William Hospital), Series 2013-B, 5.00% 2024	850	949
Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group – Prince William Hospital), Series 2013-B, 5.00% 2025	$ 900	$ 995
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group – Prince William Hospital), Series 2013-B, 5.00% 2046	1,000	1,005
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University
Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,503
Prince William County, Gateway Community Dev. Auth., Special Assessment Ref. Bonds, Series 2012, 5.00% 2030	1,500	1,430
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds
(Reynolds Crossing Project), Series 2007, 5.10% 2021	978	988
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,095
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	545
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2026	1,000	1,045
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,119
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,896
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,139
Richmond Metropolitan Auth., Expressway Rev. Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,275
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2023	1,460	1,664
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2032	1,500	1,566
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020	985	1,136
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038	985	1,004
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020 (escrowed to maturity)	15	18
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038 (preref. 2020)	15	18
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,218
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,851
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project),
Series 1993, AMBAC insured, 5.125% 2018	2,200	2,412
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,284
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,127
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,128
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance),
Series 2009-C, 7.75% 2038	2,000	2,280
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,029	1,008
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2022	1,215	1,333
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2023	1,275	1,398
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group),
Series 2009-E, 5.625% 2044	1,300	1,374
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group),
Series 2007, 5.00% 2026	1,250	1,315
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,027
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	1,005
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	993
		225,314
Bonds, notes & other debt instruments
	Principal amount	Value
District of Columbia 5.75%	(000)	(000)

Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds,
Series 2010-A, 0% 2037	$4,000	$ 881
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital
Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	2,000	1,523
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.00% 2039	4,000	4,012
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.25% 2044	3,000	3,043
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,292
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,103
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT,
AMBAC insured, 5.00% 2020	1,000	1,123
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,928
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D,
AMT, National insured, 5.00% 2019	1,000	1,034
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A,
AMT, National insured, 5.25% 2017	1,000	1,077
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A,
AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,010
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C,
FGIC-National insured, 5.00% 2023	1,965	2,190
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,081
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,214
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,040
		26,551
Guam 2.10%

A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,750	1,829
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	1,500	1,698
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,600	1,650
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	536
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,638
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	815	832
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	489
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,017
		9,689
Puerto Rico 4.20%

Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	2,000	1,705
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,000	733
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	1,250	977
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	500	443
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	750	647
Electric Power Auth., Power Rev. Bonds, Series XX, 5.25% 2040	500	367
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	985
Electric Power Auth., Power Rev. Ref. Bonds, Series CCC, 5.25% 2027	1,000	755
Electric Power Auth., Power Rev. Ref. Bonds, Series TT, 5.00% 2027	500	367
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	804
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	500	497
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	500	337

Bonds, notes & other debt instruments
	Principal amount	Value
Puerto Rico (continued)	(000)	(000)

Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	$ 250	$ 167
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,950	2,794
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,385	1,761
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,000	799
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,465	1,989
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	422
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	950	849
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-A-1, 5.00% 2043	500	374
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	1,900	1,635
		19,407
Virgin Islands 0.68%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	557
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2013-A, 5.00% 2018	500	560
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017 (preref. 2014)	750	785
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018 (preref. 2014)	500	523
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	750	738
		3,163

Total bonds, notes & other debt instruments (cost: $413,186,000)		421,500

Short-term securities 7.58%

Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue),
Series 2003-A, 0.05% 2038[2]	5,000	5,000
Industrial Dev. Auth. of Montgomery County, Virginia, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2005-A, Bank of America LOC, 0.10% 2035[2]	1,100	1,100
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.07% 2036[2]	9,500	9,500
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.07% 2026[2]	3,285	3,285
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-C, 0.07% 2026[2]	8,380	8,380
Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation),
Series 2008, Bank of America LOC, 0.09% 2030[2]	1,840	1,840
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project),
Series 2005-C-1, 0.08% 2026[2]	4,400	4,400
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project),
Series 1987-D, 0.06% 2016[2]	1,500	1,500
Total short-term securities (cost: $35,005,000)		35,005
Total investment securities (cost: $448,191,000)		456,505
Other assets less liabilities		5,198
Net assets		$461,703

1 Step bond; coupon rate will increase at a later date.

2 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the trust’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The trust’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The trust’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2013, all of the investment securities held by each fund were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 18,212
Gross unrealized depreciation on investment securities	(9,591)
Net unrealized appreciation on investment securities	8,621
Cost of investment securities for federal income tax purposes	447,884

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-970-1213O-S37635

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 27, 2013

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: December 27, 2013